Retirement Savings Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Retirement Savings Plan [Abstract]
Retirement Savings Plan

NOTE 10 – RETIREMENT SAVINGS PLAN

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal 2015 and 2014, we matched 100%, of the employee's contribution up to 4% of their earnings. The employer contribution was $6,652 and $14,713 for the three and six months ending June 30, 2015 and was $8,171 and $12,304 for the three and six months ending June 30, 2014, respectively.

NOTE 10 – RETIREMENT SAVINGS PLANS

We have a pre-tax salary reduction/profit-sharing plan under the provisions of Section 401(k) of the Internal Revenue Code, which covers employees meeting certain eligibility requirements. In fiscal 2013, and again in 2014, we matched 100%, of the employee's contribution up to 4.0% of their earnings. The employer contribution was $37,730 and $32,790 in 2014 and 2013. There were no discretionary contributions to the plan in 2014 and 2013.